UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09153

Investment Company Act File Number

Eaton Vance Michigan Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Income Trust

August 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.1%
Michigan Municipal Bond Authority, 5.00%, 10/1/29	$600	$687,330
Michigan Municipal Bond Authority, 5.00%, 10/1/30	500	578,375

		$1,265,705

Education — 10.3%
Grand Valley State University, 5.625%, 12/1/29	$525	$569,053
Grand Valley State University, 5.75%, 12/1/34	525	570,964
Michigan State University, 5.00%, 2/15/40	1,000	1,088,740
Oakland University, 5.00%, 3/1/42	500	536,665
Wayne State University, 5.00%, 11/15/40	370	406,478

		$3,171,900

Electric Utilities — 8.9%
Holland, Electric Utility System, 5.00%, 7/1/39(1)	$1,135	$1,277,726
Lansing Board of Water and Light, 5.50%, 7/1/41	500	589,435
Michigan Public Power Agency, 5.00%, 1/1/43	800	855,392

		$2,722,553

Escrowed/Prerefunded — 1.0%
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), Prerefunded to 1/1/15, 6.20%, 1/1/25	$185	$188,768
Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), Prerefunded to 1/1/15, 6.50%, 1/1/37	125	127,673

		$316,441

General Obligations — 30.4%
Ann Arbor Public Schools, 4.50%, 5/1/24	$350	$371,434
Comstock Park Public Schools, 5.00%, 5/1/28	230	257,398
Comstock Park Public Schools, 5.125%, 5/1/31	275	302,145
Comstock Park Public Schools, 5.25%, 5/1/33	220	244,867
East Grand Rapids Public Schools, 5.00%, 5/1/39	835	940,995
Jenison Public Schools, 5.00%, 5/1/28	500	548,785
Jenison Public Schools, 5.00%, 5/1/30	500	545,970
Kent County, 5.00%, 1/1/25	1,500	1,713,945
Kent County, (AMT), 5.00%, 1/1/28	1,000	1,131,710
Lansing Community College, 5.00%, 5/1/30	1,005	1,139,961
Michigan, 5.50%, 11/1/25	270	310,999
Walled Lake Consolidated School District, 5.00%, 5/1/34	365	410,519
Watervliet Public Schools, 5.00%, 5/1/38	1,250	1,409,775

		$9,328,503

Hospital — 26.2%
Kent Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	$275	$280,464
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	250	272,870
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	546,195
Michigan Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/27	1,000	1,121,440
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	250	259,710
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,000	1,019,720

Security	Principal Amount (000’s omitted)	Value
Michigan Hospital Finance Authority, (McLaren Health Care), 5.00%, 8/1/35	$1,080	$1,094,893
Michigan Hospital Finance Authority, (MidMichigan Obligated Group), 6.125%, 6/1/39	500	567,435
Monroe County Hospital Finance Authority, (Mercy Memorial Hospital Corp.), 5.375%, 6/1/26	425	434,448
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,250	1,367,688
Saginaw Hospital Finance Authority, (Covenant Medical Center, Inc.), 5.00%, 7/1/30	1,000	1,064,950

		$8,029,813

Housing — 0.8%
Michigan Housing Development Authority, 4.60%, 12/1/26	$225	$236,995

		$236,995

Industrial Development Revenue — 2.4%
Detroit Local Development Finance Authority, (Chrysler Corp.), 5.375%, 5/1/21	$750	$721,485

		$721,485

Insured-Education — 5.0%
Ferris State University, (AGC), 5.125%, 10/1/33	$570	$634,547
Ferris State University, (AGC), 5.25%, 10/1/38	500	559,465
Wayne State University, (AGM), 5.00%, 11/15/35	300	333,999

		$1,528,011

Insured-Electric Utilities — 3.2%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$630	$601,209
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	250	235,087
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	144,499

		$980,795

Insured-General Obligations — 25.6%
Battle Creek School District, (AGM), 5.00%, 5/1/37	$1,105	$1,195,477
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	500	550,935
Byron Center Public Schools, (AGM), 3.75%, 5/1/26	150	156,183
Byron Center Public Schools, (AGM), 4.00%, 5/1/28	240	250,013
Detroit School District, (AGM), 5.25%, 5/1/32	300	350,724
Hartland Consolidated Schools, (AGM), 5.25%, 5/1/29	1,000	1,127,900
Livonia Public Schools, (AGM), 5.00%, 5/1/43	910	985,448
South Haven Public Schools, (BAM), 5.00%, 5/1/41	1,200	1,330,452
Van Dyke Public Schools, (AGM), 5.00%, 5/1/38	1,250	1,375,675
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	539,565

		$7,862,372

Insured-Lease Revenue/Certificates of Participation — 5.8%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$1,000	$493,040
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	2,800	1,290,968

		$1,784,008

Insured-Special Tax Revenue — 0.4%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$895	$122,346

		$122,346

Insured-Transportation — 3.7%
Wayne County Airport Authority, (AGC), (AMT), 5.375%, 12/1/32	$1,000	$1,124,190

		$1,124,190

Insured-Water and Sewer — 12.4%
Detroit, Sewage Disposal System, (AGC), (FGIC), 5.00%, 7/1/36	$560	$580,227
Detroit, Water Supply System, (NPFG), 5.00%, 7/1/30	1,650	1,652,013
Grand Rapids, Water Supply System, (AGC), 5.10%, 1/1/39	1,000	1,116,940
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	475	450,842

		$3,800,022

Lease Revenue/Certificates of Participation — 3.4%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,043,840

		$1,043,840

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 5.0%
Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$115	$127,184
Guam, Limited Obligation Bonds, 5.75%, 12/1/34	125	138,483
Michigan Trunk Line Fund, 5.00%, 11/15/36	1,000	1,128,920
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	126,534

		$1,521,121

Water and Sewer — 10.6%
Detroit, Water Supply System, 5.25%, 7/1/41	$750	$789,742
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	735	923,741
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44(2)	1,250	1,268,950
Port Huron, Water Supply System, 5.25%, 10/1/31	250	273,228

		$3,255,661

Total Tax-Exempt Investments — 159.2% (identified cost $45,666,228)		$48,815,761

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (57.1)%		$(17,500,160)

Other Assets, Less Liabilities — (2.1)%		$(654,473)

Net Assets Applicable to Common Shares — 100.0%		$30,661,128

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Trust invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2014, 35.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.2% to 12.8% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(2)	When-issued security.

The Trust did not have any open financial instruments at August 31, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,614,294

Gross unrealized appreciation	$3,348,123
Gross unrealized depreciation	(146,656)

Net unrealized appreciation	$3,201,467

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$48,815,761	$—	$48,815,761
Total Investments	$—	$48,815,761	$—	$48,815,761

The Trust held no investments or other financial instruments as of November 30, 2013 whose fair value was determined using Level 3 inputs. At August 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this

Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 27, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 27, 2014